Interests in subsidiaries	12 Months Ended
Dec. 31, 2023
Interests In Subsidiaries [Line Items]
Disclosure Of Interests In Subsidiaries Explanatory

Note 29

Interests in subsidiaries and other entities
a) Interests in subsidiaries
UBS defines its significant subsidiaries as those entities that, either individually or in aggregate, contribute significantly to
the Group’s

financial position

or results

of operations,

based on

a number

of criteria,

including the

subsidiaries’ equity
and contribution

to the

Group’s total

assets and

profit

or loss

before

tax, in

accordance

with the

requirements

set by
IFRS 12, Swiss regulations and the rules of the US Securities and Exchange Commission (the SEC).
Individually significant subsidiaries
The

two

tables

below

list

the

Group’s

individually

significant

subsidiaries

as

of

31 December

2023.

Unless

otherwise
stated, the subsidiaries listed below have

share capital consisting solely of ordinary shares held

entirely by the Group,

and
the proportion of ownership interest

held is equal to the voting rights held by the Group.

The country

where the

respective registered

office is

located is

also the

principal place

of business.

UBS AG and

Credit
Suisse AG operate

through a global

branch network and

a significant proportion

of their business

activity is conducted
outside Switzerland, including in the UK,

the US, Singapore, the Hong Kong SAR

and other countries. UBS Europe SE has
branches and offices in a number

of EU Member States, including Germany,

France, Italy, Luxembourg and Spain.

Share
capital is provided in the currency of the legally registered office.

Individually significant subsidiaries

of UBS Group AG as of 31 December 2023
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland USD 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
Credit Suisse AG Zurich, Switzerland CHF 4,399.7 100.0
Credit Suisse Services AG Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG holds subsidiaries in China, India, Israel and Poland.
Other subsidiaries
The

table

below

lists

other

direct

and

indirect

subsidiaries

of

UBS AG

and

Credit

Suisse

AG

that

are

not

individually
significant but contribute to the Group’s

total assets and aggregated

profit before tax thresholds

and are thus disclosed
in accordance with requirements

set by the SEC.

Other subsidiaries of UBS AG and Credit Suisse

AG as of 31 December 2023
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
Banco de Investimentos Credit Suisse (Brasil) S.A. São Paulo, Brazil Investment Banking BRL 164.8 100.0
BANK-now AG Horgen, Switzerland Personal & Corporate Banking CHF 30.0 100.0
Credit Suisse (Hong Kong) Limited Hong Kong, China Investment Banking HKD 8,192.9 100.0
Credit Suisse (UK) Limited London, United Kingdom Global Wealth Management GBP 245.2 100.0
Credit Suisse (USA), Inc. Wilmington, United States Investment Banking USD 0.0 100.0
Credit Suisse Bank (Europe), S.A. Spain, Madrid Investment Banking EUR 18.0 100.0
Credit Suisse Funds AG Zurich, Switzerland Asset Management CHF 7.0 100.0
Credit Suisse Securities (Europe) Limited London, United Kingdom Non-core and Legacy USD 9.6 100.0
Credit Suisse Securities (Japan) Limited Tokyo, Japan Investment Banking JPY 78,100.0 100.0
Credit Suisse Securities (USA) LLC Wilmington, United States Non-core and Legacy USD 0.0 100.0
Credit Suisse Services (USA) LLC Wilmington, United States Group Items USD 0.0 100.0
DLJ Mortgage Capital, Inc. Wilmington, United States Non-core and Legacy USD 0.0 100.0
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Items USD 0.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 2,841.6 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.
Consolidated structured entities
Consolidated

structured

entities

(SEs)

include

certain

investment

funds,

securitization

vehicles

and

client

investment
vehicles. UBS has no individually significant subsidiaries that are SEs.
In

2023

and

2022,

the

Group

did

not

enter

into

any

contractual

obligation

that

could

require

the

Group

to

provide
financial

support

to

consolidated

SEs.

In

addition,

the

Group

did

not

provide

support,

financial

or

otherwise,

to

a
consolidated

SE

when

the

Group

was

not

contractually

obligated

to

do

so,

nor

does

the

Group

currently

have

any
intention to do so in

the future. Furthermore, the

Group did not provide

support, financial or otherwise,

to a previously
unconsolidated SE that resulted in the Group controlling

the SE during the reporting period.